Derivative Financial Instruments - Details of Current and Potential Exposures and Aggregated by Credit Rating (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Current | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ (192,479)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(58,169)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	10,266
Current | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	49,142
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(2,759,272)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(45,488)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	332,570
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	21,892
Less than 1 year | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	376,513
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	159,033
Less than 1 year | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	351,609
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	10,112
Less than 1 year | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	189,848
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	32,796
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	32,796
1-3 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	300,229
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	300,229
1-3 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	205,966
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	205,966
1-3 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	428,153
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	376,358
1-3 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	433,955
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	9,962
1-3 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	58,427
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	58,427
3-5 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	270,236
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	270,236
3-5 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	230,186
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	230,186
3-5 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	244,613
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	244,613
3-5 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	406,929
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	406,929
3-5 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	121,869
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	121,869
5-7 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
5-7 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
5-7 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	158,324
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	158,324
5-7 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	249,882
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	249,882
5-7 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	207,909
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	207,909
7-10 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	303,135
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	303,135
7-10 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	236,128
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	236,128
More than 10 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	354,981
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	354,981
More than 10 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	$ 0